DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Effects of Offsetting (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Presented without Effects of Netting
Non-current assets	$ 103,008	$ 101,275
Current assets	198,806	92,611
Total assets	301,814	193,886
Non-current liabilities	(678,053)	(1,261,369)
Current liabilities	(181,221)	(362,483)
Total liabilities	(859,274)	(1,623,852)
Total net assets (liabilities)	(557,460)	(1,429,966)
Effects of Netting
Non-current assets	(78,607)	(87,339)
Current assets	(111,147)	(64,872)
Total assets	(189,754)	(152,211)
Non-current liabilities	54,369	83,568
Current liabilities	135,385	68,643
Total liabilities	189,754	152,211
Total net assets (liabilities)	0	0
As Presented with Effects of Netting
Non-current assets	24,401	13,936
Current assets	87,659	27,739
Total assets	112,060	41,675
Non-current liabilities	(623,684)	(1,177,801)
Current liabilities	(45,836)	(293,840)
Derivative financial liabilities	(669,520)	(1,471,641)
Total net assets (liabilities)	$ (557,460)	$ (1,429,966)